ROYALTY, STREAM, AND OTHER INTERESTS - Schedule of detailed information about purchase price allocation for acquisition (Details)	1 Months Ended
	May 31, 2020 CAD ($)	Jul. 31, 2018 CAD ($)	May 31, 2020 USD ($)	May 31, 2019 CAD ($)
Net asset acquired
Trade receivables	$ 0			$ 129,960
IRC acquisition
Considerations paid:
Cash paid	2,800,800		$ 2,000,000
Common shares issued	2,749,831
Acquisition costs	236,025
Considerations paid	5,786,656
Net asset acquired
Cash	804
Marketable securities	24,000
Royalty Interests	5,761,852
Net asset acquired	$ 5,786,656
ValGold acquisitions
Considerations paid:
Common shares issued		$ 7,631,342
Reserve for ValGold share purchase warrants		801,345
Acquisition costs		167,157
Considerations paid		8,599,844
Net asset acquired
Cash		588,533
Trade receivables and other		39,673
Royalty Interests		8,217,300
Trade and other payables		(245,662)
Net asset acquired		$ 8,599,844